Intangible assets, net (Schedule of Intangible assets, Net) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Intangible assets, net [Line Items]
Subtotal		$ 119,846	¥ 776,333	¥ 6,258
Less: Accumulated amortization		(9,384)	(60,785)	(3,183)
Total		110,462	715,548	3,075
Travel license [Member]
Intangible assets, net [Line Items]
Subtotal		4,509	29,206	¥ 4,313
Insurance agency license [Member]
Intangible assets, net [Line Items]
Subtotal		1,807	11,711
Total consideration to acquire insurance agency license	¥ 58,720
Amortization period	20 years
Software [Member]
Intangible assets, net [Line Items]
Subtotal		2,959	19,164	¥ 1,945
Trade names [Member]
Intangible assets, net [Line Items]
Subtotal		6,116	39,619
Business Cooperation Agreements [Member]
Intangible assets, net [Line Items]
Subtotal		101,920	660,215
Customer relationship [Member]
Intangible assets, net [Line Items]
Subtotal		2,099	13,596
Non-compete agreements [Member]
Intangible assets, net [Line Items]
Subtotal		$ 436	¥ 2,822